Goodwill and Purchased Intangibles (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance at December 31, 2011					$ 1,116,506
Balance at December 31, 2012			444,112
Additions			1,383,000			3,173,000
Amortization	(56,382)	(139,999)	(88,339)	(287,999)
Impairment					(145,396)	(1,325,134)
Balance at June 30, 2013	1,738,773		1,738,773		444,112
Patents and trademarks [Member]
Balance at December 31, 2011					120,016
Balance at December 31, 2012			111,620
Additions						127,000
Amortization			(4,199)		(8,396)	(6,984)
Impairment
Balance at June 30, 2013	107,421		107,421		111,620
Customer contracts [Member]
Balance at December 31, 2011					103,000
Balance at December 31, 2012			78,765
Additions			813,000			1,026,000
Amortization			(25,164)		(24,235)	(153,900)
Impairment						(769,100)
Balance at June 30, 2013	866,601		866,601		78,765
Customer relationships [Member]
Balance at December 31, 2011					496,999
Balance at December 31, 2012			29,056
Additions			203,000			1,406,000
Amortization			(16,428)		(349,094)	(428,584)
Impairment					(118,849)	(480,417)
Balance at June 30, 2013	215,628		215,628		29,056
Trade name [Member]
Balance at December 31, 2011					70,750
Balance at December 31, 2012			30,588
Additions			76,000			140,000
Amortization			(6,413)		(40,162)	(53,000)
Impairment						(16,250)
Balance at June 30, 2013	100,175		100,175		30,588
Technology / IP [Member]
Balance at December 31, 2011					322,116
Balance at December 31, 2012			193,458
Additions			167,000			458,000
Amortization			(30,867)		(102,111)	(84,434)
Impairment					(26,547)	(51,450)
Balance at June 30, 2013	329,591		329,591		193,458
Non-compete [Member]
Balance at December 31, 2011					3,625
Balance at December 31, 2012			625
Additions			124,000			16,000
Amortization			(5,268)		(3,000)	(4,458)
Impairment						(7,917)
Balance at June 30, 2013	$ 119,357		$ 119,357		$ 625